Share-based compensation (Narrative) (Details) ¥ in Thousands		1 Months Ended			12 Months Ended
	Mar. 02, 2015 shares	Aug. 31, 2015 shares	Apr. 30, 2015 shares	Feb. 28, 2015 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 $ / shares	Sep. 26, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					3,081,575
Weighted average grant date fair value of options granted | $ / shares							$ 12.05		$ 11.43
Share-based compensation expenses | ¥					¥ 266,575	¥ 176,605		¥ 37,933
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					3,597,722	10,369,278		948,600
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	248,216
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		4,449,002
Restricted Shares (RSs) [Member] | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			1,900,000	9,100,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance					17,932,158					2,800,000
Stock incentive plan, desciption					The Group adopted a share incentive plan (the 2013 Plan) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.
Options vesting terms					The options and RSUs granted under the 2013 Plan were to be vested overthree to five years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.
Share incentive plan, annual increase of shares reserved, percentage					1.50%
2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance					20,173,225
Stock incentive plan, desciption					In March 2010, the Group authorized an employment- related stock incentive plan(the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.
Options vesting terms					The majority of options granted under 2010 plan were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.
Two Thousand Fifteen Share Incentive Plan [Member] | 58 Daojia Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance					20,000,000
Weighted average grant date fair value of options granted | $ / shares							$ 0
Share-based compensation expenses | ¥						¥ 12,151
2010 and 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses | ¥					¥ 1,090,129
Unrecognized compensation expenses, recognition period					3 years 4 months 13 days